COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Contingencies

The Company may be involved in various legal proceedings, claims and other disputes arising from the commercial operations, projects, employees and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the Company can give no assurances about the resolution of pending claims, litigation or other disputes and the effect such outcomes may have on the Company, the Company believes that any ultimate liability resulting from the outcome of such proceedings, to the extent not otherwise provided or covered by insurance, will not have a material adverse effect on the Company’s consolidated financial position or results of operations or liquidity

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)

NOTE 10 – COMMITMENTS AND CONTINGENCIES (continued)

Capital Investment Obligation

Zhangzhou Meijia Metal Product Ltd.

Meijia was incorporated under the laws of the People’s Republic of China with a total registered capital of RMB60.0 million ($8.3 million). As of June 30, 2023, RMB44.6 million ($6.2 million) capital contribution has been made. During the year ended June 30, 2024, the Company made additional capital contribution RMB3,890,000 ($0.5 million) in Meijia.

Subsequently to June 30, 2024, the Company further made additional capital contribution RMB1,843,800 ($0.3 million) in Meijia As of the date of this report, pursuant to the articles of incorporation of Meijia, the Company is obligated to contribute the remaining RMB9,636,200 ($1.3 million) capital investment into Meijia before December 30, 2025 whenever the Company has available funds.

Capital Expenditure Commitment

Our capital expenditures are incurred primarily in connection with the Company build new manufacturing and operating facilities, which include warehouse, workshops, office building, security gate, employee apartment building, electrical transformer station and exhibition hall. in prior years. The future minimum capital expenditure commitment on these projects was $240,582 as of as of June 30, 2024. (see Note 5)